Financing Receivables and Allowance for Losses on Financing Receivables (Financing Receivables by Portfolio) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 12,052	$ 13,445
GE Capital
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net of deferred income	25,084	25,741
Allowance for losses	(81)	(93)	$ (44)	$ (43)
Financing receivables, net	$ 25,003	$ 25,647